UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03334

CALVERT SOCIAL INVESTMENT FUND
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place
Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2016

Item 1. Schedule of Investments.

CALVERT BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 61.3%

Air Freight & Logistics - 1.1%
United Parcel Service, Inc., Class B	63,918	7,327,560

Auto Components - 0.7%
Delphi Automotive plc	74,267	5,001,882

Banks - 3.7%
Citigroup, Inc.	116,924	6,948,793
Community Bank of the Bay, Class A *	4,000	20,600
US Bancorp	142,817	7,336,509
Wells Fargo & Co.	194,469	10,717,187
		25,023,089

Beverages - 0.9%
PepsiCo, Inc.	57,277	5,992,892

Biotechnology - 1.7%
Amgen, Inc.	46,981	6,869,092
Gilead Sciences, Inc.	61,545	4,407,237
		11,276,329

Building Products - 0.4%
Johnson Controls International plc	70,130	2,888,655

Capital Markets - 1.7%
Ameriprise Financial, Inc.	42,876	4,756,664
Moody's Corp.	71,467	6,737,194
		11,493,858

Chemicals - 0.5%
PPG Industries, Inc.	35,909	3,402,737

Communications Equipment - 1.2%
Cisco Systems, Inc.	265,972	8,037,674

Consumer Finance - 2.0%
American Express Co.	83,251	6,167,234

See notes to Schedule of Investments

Capital One Financial Corp. (a)	82,481	7,195,643
		13,362,877

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	186,157	7,917,257
Verizon Communications, Inc.	198,241	10,582,105
		18,499,362

Electric Utilities - 0.3%
Portland General Electric Co.	41,868	1,814,140

Energy Equipment & Services - 1.7%
FMC Technologies, Inc. *	183,938	6,535,317
Frank's International NV (b)	189,477	2,332,462
National Oilwell Varco, Inc.	76,161	2,851,468
		11,719,247

Equity Real Estate Investment Trusts (REITs) - 2.0%
American Campus Communities, Inc.	90,067	4,482,635
American Tower Corp.	43,865	4,635,653
Duke Realty Corp.	177,938	4,726,033
		13,844,321

Food & Staples Retailing - 1.7%
CVS Health Corp.	108,251	8,542,087
Kroger Co. (The)	82,581	2,849,870
		11,391,957

Food Products - 1.1%
General Mills, Inc.	49,212	3,039,825
Mondelez International, Inc., Class A	107,593	4,769,598
		7,809,423

Gas Utilities - 0.5%
ONE Gas, Inc.	21,341	1,364,971
UGI Corp.	48,165	2,219,443
		3,584,414

Health Care Equipment & Supplies - 1.8%
Danaher Corp.	88,861	6,916,940

See notes to Schedule of Investments

St. Jude Medical, Inc.	66,650	5,344,664
		12,261,604

Health Care Providers & Services - 1.3%
HCA Holdings, Inc. *	61,196	4,529,728
McKesson Corp.	33,316	4,679,232
		9,208,960

Hotels, Restaurants & Leisure - 0.8%
Darden Restaurants, Inc.	73,156	5,319,904

Insurance - 3.6%
American Financial Group, Inc.	97,381	8,581,214
Prudential Financial, Inc.	95,721	9,960,727
Travelers Cos., Inc. (The)	51,185	6,266,068
		24,808,009

Internet Software & Services - 1.2%
Alphabet, Inc., Class A *	10,583	8,386,498

IT Services - 3.0%
Accenture plc, Class A	43,661	5,114,013
Automatic Data Processing, Inc.	33,803	3,474,272
DST Systems, Inc.	50,758	5,438,720
MasterCard, Inc., Class A	63,433	6,549,457
		20,576,462

Life Sciences - Tools & Services - 0.9%
Agilent Technologies, Inc.	130,578	5,949,134

Machinery - 3.7%
Cummins, Inc.	40,754	5,569,849
Dover Corp.	112,385	8,421,008
Fortive Corp.	44,430	2,382,781
Ingersoll-Rand plc	115,175	8,642,732
		25,016,370

Media - 2.2%
Comcast Corp., Class A	71,748	4,954,200
Omnicom Group, Inc.	114,067	9,708,242
		14,662,442

See notes to Schedule of Investments

Metals & Mining - 0.8%
Reliance Steel & Aluminum Co.	67,891	5,400,050

Multi-Utilities - 0.2%
Avista Corp.	37,208	1,487,948

Multiline Retail - 0.8%
Target Corp.	76,033	5,491,864

Oil, Gas & Consumable Fuels - 1.7%
ONEOK, Inc.	102,901	5,907,546
Spectra Energy Corp.	145,599	5,982,663
		11,890,209

Personal Products - 1.0%
Unilever NV, NY Shares	159,478	6,548,167

Pharmaceuticals - 3.3%
Johnson & Johnson	70,097	8,075,875
Merck & Co., Inc.	121,606	7,158,945
Pfizer, Inc.	229,141	7,442,500
		22,677,320

Professional Services - 0.6%
Robert Half International, Inc.	80,875	3,945,082

Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials, Inc.	140,489	4,533,580
Intel Corp.	161,627	5,862,211
		10,395,791

Software - 3.6%
Microsoft Corp.	225,478	14,011,203
Oracle Corp.	159,220	6,122,009
Synopsys, Inc. *	75,269	4,430,333
		24,563,545

Specialty Retail - 1.6%
Lowe's Cos., Inc.	75,529	5,371,622
TJX Cos., Inc. (The)	73,074	5,490,050
		10,861,672

See notes to Schedule of Investments

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	162,457	18,815,770

Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. *	128,101	5,445,573

Venture Capital - 0.2%
Agraquest, Inc., Contingent Deferred Distribution *(c)(d)	1	16,394
CFBanc Corp. *(c)(d)	27,000	293,347
Consensus Orthopedics, Inc. *(c)(d)	180,877	153
Kickboard *(c)(d)	169,932	4,850
Learn Capital Venture Partners III LP *(c)(d)	657,000	624,088
MACH Energy *(c)(d)	20,536	1,785
Neighborhood Bancorp, Class A *(c)(d)	10,000	—
Seventh Generation, Inc., Contingent Deferred Distribution *(c)(d)	150,222	391,884
Wild Planet Entertainment, Contingent Deferred Distribution *(c)(d)	1	11,942
		1,344,443

Total Common Stocks (Cost $378,184,573)		417,527,234

PREFERRED STOCKS - 0.1%

Venture Capital - 0.1%
Consensus Orthopedics, Inc.:
Series A-1 *(c)(d)	420,683	6,333
Series B *(c)(d)	348,940	5,679
Series C *(c)(d)	601,710	16,435
Kickboard:
Series A *(c)(d)	1,155,503	254,654
Series A2 *(c)(d)	404,973	88,287
LearnZillion, Inc.:
Series A *(c)(d)	169,492	129,916
Series A-1 *(c)(d)	108,678	95,745
Lumni, Inc., Series B *(c)(d)	17,265	123,006
MACH Energy:
Series A *(c)(d)	27,977	9,495
Series B *(c)(d)	26,575	11,481

See notes to Schedule of Investments

Wind Harvest Co., Inc. *(c)(d)	8,696	—
		741,031

Total Preferred Stocks (Cost $1,132,578)		741,031

	ADJUSTED BASIS ($)	VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.2%
Coastal Venture Partners *(c)(d)	20,641	23,870
Commons Capital LP *(c)(d)	162,045	71,187
First Analysis Private Equity Fund IV LP *(c)(d)	66,786	536,575
GEEMF Partners LP *(c)(d)(e)	—	95,763
Global Environment Emerging Markets Fund LP *(c)(d)	—	347,667
Infrastructure and Environmental Private Equity Fund III LP *(c)(d)	—	5,913
New Markets Growth Fund LLC *(c)(d)	225,646	—
Solstice Capital LP *(c)(d)	—	53,491

Total Venture Capital Limited Partnership Interest (Cost $475,118)		1,134,466

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.0%
Kickboard Bridge Note, 8.00%, 11/1/17 (c)(d)	41,000	36,592

Total Venture Capital Debt Obligations (Cost $41,000)		36,592

ASSET-BACKED SECURITIES - 7.2%

Automobile - 0.4%
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (f)	1,000,000	971,625
Carfinance Capital Auto Trust, Series 2013-2A, Class B, 3.15%, 8/15/19 (f)	196,577	197,342
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (f)	400,000	399,657
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (f)	513,371	514,794
Series 2015-1A, Class A, 3.10%, 12/15/23 (f)	23,095	23,011
Series 2015-1A, Class B, 5.43%, 12/15/23 (f)	600,000	602,102
		2,708,531

Other - 6.6%
American Homes 4 Rent:
Series 2014-SFR1, Class B, 2.086%, 6/17/31 (f)(g)	270,000	268,567

See notes to Schedule of Investments

Series 2014-SFR1, Class C, 2.486%, 6/17/31 (f)(g)	315,000	314,280
Series 2014-SFR1, Class E, 3.236%, 6/17/31 (f)(g)	1,000,000	994,226
Series 2014-SFR2, Class A, 3.786%, 10/17/36 (f)	1,252,443	1,286,917
Apidos CLO XXI, Series 2015-21A, Class C, 4.432%, 7/18/27 (f)(g)	300,000	293,041
AVANT Loans Funding Trust, Class A:
Series 2016-A, 4.11%, 5/15/19 (f)	127,654	127,805
Series 2016-B, 3.92%, 8/15/19 (f)	106,447	106,843
Series 2016-C, 2.96%, 9/16/19 (f)	200,875	201,075
Blue Elephant Loan Trust, Series 2015-1, Class A, 3.12%, 12/15/22 (f)	30,653	30,655
CAM Mortgage LLC, Series 2015-1:
Class A, 3.50%, 7/15/64 (f)(g)	2,927	2,927
Class M, 4.75%, 7/15/64 (f)(g)	1,700,000	1,683,151
Citi Held For Asset Issuance:
Series 2015-PM1, Class A, 1.85%, 12/15/21 (f)	32,068	32,063
Series 2015-PM2, Class A, 2.35%, 3/15/22 (f)	62,592	62,626
Series 2015-PM2, Class B, 4.00%, 3/15/22 (f)	2,150,000	2,150,636
Series 2015-PM3, Class B, 4.31%, 5/16/22 (f)	750,000	752,077
Series 2016-MF1, Class A, 4.48%, 8/15/22 (f)	273,016	276,294
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (f)	2,002,638	1,977,732
Colony American Homes, Series 2014-1A, Class B, 2.336%, 5/17/31 (f)(g)	350,000	348,458
Colony Starwood Homes Trust, Series 2016-1A:
Class C, 3.386%, 7/17/33 (f)(g)	350,000	356,769
Class D, 3.836%, 7/17/33 (f)(g)	320,000	325,003
Conn Funding II LP:
Series 2016-A, Class A, 4.68%, 4/16/18 (f)	255,733	256,289
Series 2016-A, Class B, 8.96%, 8/15/18 (f)	150,000	151,676
Series 2016-B, Class A, 3.73%, 10/15/18 (f)	1,628,042	1,632,062
Series 2016-B, Class B, 7.34%, 3/15/19 (f)	200,000	201,087
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 (f)	1,572,000	1,574,061
Driven Brands Funding LLC, Class A2:
Series 2015-1A, 5.216%, 7/20/45 (f)	990,000	940,555
Series 2016-1A, 6.125%, 7/20/46 (f)	299,250	301,651
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.606%, 8/15/28 (f)(g)	500,000	493,125
Element Rail Leasing I LLC, Series 2014-1A:
Class A1, 2.299%, 4/19/44 (f)	181,434	176,588
Class A2, 3.668%, 4/19/44 (f)	600,000	582,059
Class B1, 4.406%, 4/19/44 (f)	700,000	668,159
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (f)	1,100,000	1,054,207
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (f)	773,717	759,174
GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (f)(g)	371,708	372,203
GLC II Trust, Series 2014-A, Class A, 4.00%, 12/18/20 (f)	21,739	21,333
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (f)	155,399	154,629
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (f)(g)	409,436	409,798
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (f)	50,000	49,933

See notes to Schedule of Investments

Invitation Homes Trust:
Series 2013-SFR1, Class C, 2.605%, 12/17/30 (f)(g)	800,000	800,011
Series 2015-SFR2, Class C, 2.68%, 6/17/32 (f)(g)	200,000	200,336
Series 2015-SFR2, Class E, 3.83%, 6/17/32 (f)(g)	1,800,000	1,794,176
Series 2015-SFR3, Class D, 3.486%, 8/17/32 (f)(g)	400,000	400,684
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (f)	1,062,129	1,062,182
Series 2014-1A, Class B, 3.24%, 6/18/24 (f)	300,000	301,210
Series 2014-2A, Class A, 2.47%, 9/18/24 (f)	264,187	264,296
Series 2015-2A, Class A, 2.57%, 7/18/25 (f)	700,000	700,025
OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.75%, 7/25/56 (f)(g)	824,567	825,663
PennyMac LLC, Series 2015-NPL1, Class A1, 4.00%, 3/25/55 (f)(g)	181,094	182,148
Progress Residential Trust, Series 2016-SFR1:
Class B, 2.736%, 9/17/33 (f)(g)	524,000	527,782
Class C, 3.236%, 9/17/33 (f)(g)	325,000	328,892
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (f)	489,133	486,565
RMAT LLC, Class A1:
Series 2015-1, 4.09%, 7/27/20 (f)(g)	655,933	657,125
Series 2015-NPL1, 3.75%, 5/25/55 (f)(g)	425,333	418,966
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (f)(g)	1,000,000	1,007,349
Selene Non-Performing Loans LLC, Series 2014-1A, Class A, 2.981%, 5/25/54 (f)(g)	226,988	226,762
Sierra Timeshare Receivables Funding LLC, Class B:
Series 2013-3A, 2.70%, 10/20/30 (f)	111,843	112,163
Series 2014-2A, 2.40%, 6/20/31 (f)	1,386,499	1,386,157
Series 2014-3A, 2.80%, 10/20/31 (f)	160,568	161,148
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (f)	769,855	722,368
Series 2014-1, Class A, 4.59%, 4/20/44 (f)	606,459	571,844
Series 2014-2, Class A, 4.02%, 7/20/44 (f)	828,440	780,546
Series 2014-2, Class B, 5.44%, 7/20/44 (f)	1,907,457	1,755,362
Springleaf Funding Trust:
Series 2014-AA, Class A, 2.41%, 12/15/22 (f)	58,427	58,449
Series 2015-AA, Class B, 3.62%, 11/15/24 (f)	600,000	600,177
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (f)	458,501	449,973
STORE Master Funding LLC, Series 2014-1A, Class A1, 4.21%, 4/20/44 (f)	1,085,792	1,075,732
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (f)	572,703	586,445
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39 (f)	148,333	136,695
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (f)	600,000	592,136
Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, 3.375%, 10/25/58 (f)(g)	113,739	113,580
VML LLC, Series 2014-NPL1, Class A1, 3.875%, 4/27/54 (f)(g)	399,770	398,780
VOLT XXV LLC, Series 2015 NPL8, Class A1, 3.50%, 6/26/45 (f)(g)	380,034	380,753
VOLT XXX LLC, Series 2015-NPL1, Class A1, 3.625%, 10/25/57 (f)(g)	709,709	709,774
VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (f)(g)	332,512	333,468

See notes to Schedule of Investments

Wendys Funding LLC, Series 2015-1A:
Class A2I, 3.371%, 6/15/45 (f)	2,004,625	2,001,570
Class A2II, 4.08%, 6/15/45 (f)	592,500	585,377
		45,086,403

Student Loan - 0.2%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (f)	635,119	630,631
Social Professional Loan Program LLC, Series 2014-B:
Class A2, 2.55%, 8/27/29 (f)	555,308	557,236
Class A1, 2.006%, 8/25/32 (f)(g)	210,399	211,706
		1,399,573

Total Asset-Backed Securities (Cost $49,583,449)		49,194,507

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.1%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.056%, 7/25/25 (f)(g)	750,000	756,300
Fannie Mae Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.356%, 5/25/24 (g)	600,000	590,754
Series 2014-C03, Class 2M2, 3.656%, 7/25/24 (g)	700,000	702,881
Series 2016-C05, Class 2M1, 2.106%, 1/25/29 (g)	340,167	340,936
Series 2016-C04, Class 1M1, 2.206%, 1/25/29 (g)	1,390,973	1,399,823
Series 2016-C04, Class 1M2, 5.006%, 1/25/29 (g)	540,000	559,888
Series 2016-C06, Class 1M2, 5.006%, 4/25/29 (g)	400,000	413,080
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.006%, 5/25/25 (g)	720,000	744,503
Series 2015-HQA2, Class M2, 3.556%, 5/25/28 (g)	750,000	769,813
Series 2016-DNA2, Class M2, 2.956%, 10/25/28 (g)	600,000	607,571
Series 2016-DNA2, Class B, 11.256%, 10/25/28 (g)	250,000	282,181
Wedgewood Real Estate Trust, Series 2016-1, Class A2, 5.00%, 7/15/46 (f)(g)	400,000	398,801

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $7,381,750)		7,566,531

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%
Bear Stearns Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 3.604%, 5/15/32 (f)(g)	200,000	199,447
BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.204%, 8/15/29 (f)(g)	1,000,000	988,062
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 2.389%, 12/15/27 (f)(g)	800,000	801,004
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 4.104%, 9/15/27 (f)(g)	600,000	586,506
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (f)	217,376	216,070
COMM Mortgage Trust, Series 2013-THL, Class C, 2.649%, 6/8/30 (f)(g)	950,000	940,316

See notes to Schedule of Investments

Equity Mortgage Trust, Series 2014-INNS:
Class E, 4.099%, 5/8/31 (f)(g)	1,100,000	1,075,693
Class F, 4.549%, 5/8/31 (f)(g)	150,000	142,707
GS Mortgage Securities Trust, Series 2014-NEW, Class D, 3.79%, 1/10/31 (f)	400,000	392,540
Hilton USA Trust, Series 2013-HLT:
Class DFX, 4.407%, 11/5/30 (f)	11,225	11,178
Class EFX, 4.453%, 11/5/30 (f)(g)	1,250,000	1,251,865
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (f)	550,000	556,283
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (f)(g)	400,000	397,985
Series 2014-INN, Class E, 4.304%, 6/15/29 (f)(g)	1,550,000	1,539,410
Morgan Stanley Capital I Trust, Series 2014-CPT:
Class F, 3.446%, 7/13/29 (f)(g)	410,000	396,865
Class G, 3.446%, 7/13/29 (f)(g)	280,000	267,711
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (f)	1,935,000	1,925,549
MSCG Trust, Series 2016-SNR, Class D, 6.55%, 11/15/34 (f)	640,000	645,448
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (f)	551,883	551,883
TRU Trust, Series 2016-TOYS:
Class A, 2.454%, 11/15/30 (f)(g)	1,367,148	1,363,461
Class B, 3.454%, 11/15/30 (f)(g)	735,000	737,663
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31 (f)(g)	850,000	855,210
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class D, 3.497%, 8/15/47 (f)	330,000	236,389

Total Commercial Mortgage-Backed Securities (Cost $16,074,953)		16,079,245

CORPORATE BONDS - 15.8%

Basic Materials - 0.3%
Methanex Corp.:
3.25%, 12/15/19	600,000	590,751
5.65%, 12/1/44	1,190,000	1,043,967
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	500,000	503,042
		2,137,760

Communications - 1.6%
AT&T, Inc.:
4.125%, 2/17/26	1,300,000	1,316,336
4.75%, 5/15/46	600,000	568,451
CBS Corp., 2.90%, 1/15/27	585,000	542,647
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40 (f)	250,000	260,625
Comcast Corp., 3.20%, 7/15/36	990,000	890,478
Crown Castle Towers LLC, 3.663%, 5/15/45 (f)	450,000	451,220
NBCUniversal Media LLC, 4.45%, 1/15/43	405,000	413,856

See notes to Schedule of Investments

Sprint Communications, Inc., 8.375%, 8/15/17	2,390,000	2,479,625
Telefonica Emisiones SAU, 3.192%, 4/27/18	600,000	608,629
Time Warner Cable LLC:
5.85%, 5/1/17	100,000	101,419
4.00%, 9/1/21	400,000	410,773
Time Warner, Inc., 4.90%, 6/15/42	500,000	500,181
Verizon Communications, Inc.:
1.75%, 8/15/21	540,000	518,023
2.45%, 11/1/22	585,000	565,056
3.50%, 11/1/24	1,000,000	996,792
4.862%, 8/21/46	555,000	562,378
		11,186,489

Consumer, Cyclical - 2.6%
American Airlines Pass-Through Trust:
7.00%, 7/31/19 (f)	795,876	819,752
5.60%, 1/15/22 (f)	693,957	719,980
4.40%, 3/22/25	846,462	837,997
5.25%, 7/15/25	667,855	684,551
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	200,000	215,500
CVS Health Corp., 5.125%, 7/20/45	550,000	612,946
CVS Pass-Through Trust, 6.036%, 12/10/28	907,595	1,017,502
Delta Air Lines Pass-Through Trust, 6.20%, 1/2/20	240,237	252,849
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	50,000	49,250
Ford Motor Credit Co. LLC:
1.461%, 3/27/17	238,000	238,038
3.00%, 6/12/17	210,000	211,222
6.625%, 8/15/17	1,300,000	1,339,562
1.806%, 11/4/19 (g)	600,000	601,811
3.336%, 3/18/21	960,000	966,662
4.134%, 8/4/25	750,000	750,902
Home Depot, Inc. (The):
2.70%, 4/1/23	600,000	600,125
4.20%, 4/1/43	600,000	618,209
JC Penney Corp., Inc., 7.95%, 4/1/17	140,000	141,750
Latam Airlines Pass-Through Trust:
4.50%, 8/15/25	444,649	429,086
4.20%, 8/15/29	499,810	492,313
Lowe's Cos., Inc.:
2.50%, 4/15/26	250,000	237,416
3.70%, 4/15/46	225,000	210,025
New Albertsons, Inc., 7.75%, 6/15/26	50,000	49,500
Newell Brands, Inc., 3.85%, 4/1/23	500,000	518,654
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (f)	575,000	587,725

See notes to Schedule of Investments

Southwest Airlines Co., 3.00%, 11/15/26	570,000	537,256
Staples, Inc., 2.75%, 1/12/18	560,000	562,590
Starbucks Corp., 2.45%, 6/15/26	550,000	524,891
Virgin Australia Trust:
7.125%, 10/23/18 (f)	14,776	15,072
6.00%, 4/23/22 (f)	567,173	575,556
5.00%, 4/23/25 (f)	290,054	303,106
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	870,000	853,993
Whirlpool Corp.:
3.70%, 3/1/23	500,000	510,657
3.70%, 5/1/25	500,000	504,490
		17,590,938

Consumer, Non-cyclical - 1.2%
Abbott Laboratories, 2.90%, 11/30/21	225,000	224,359
Amgen, Inc., 4.663%, 6/15/51 (f)	895,000	860,192
AstraZeneca plc:
3.375%, 11/16/25	600,000	595,855
4.375%, 11/16/45	350,000	351,314
Express Scripts Holding Co.:
3.00%, 7/15/23	250,000	242,003
3.40%, 3/1/27	200,000	187,382
Grupo Bimbo SAB de CV:
3.875%, 6/27/24 (f)	500,000	497,428
4.875%, 6/27/44 (f)	500,000	450,659
Kraft Heinz Foods Co., 5.20%, 7/15/45	575,000	601,917
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (f)	465,000	502,200
Land O'Lakes, Inc., 6.00%, 11/15/22 (f)	800,000	872,000
Life Technologies Corp., 6.00%, 3/1/20	500,000	544,692
Massachusetts Institute of Technology, 3.959%, 7/1/38	300,000	314,480
MEDNAX, Inc., 5.25%, 12/1/23 (f)	155,000	159,650
Perrigo Co. plc, 5.30%, 11/15/43	300,000	290,164
Shire Acquisitions Investments Ireland DAC:
2.875%, 9/23/23	615,000	584,525
3.20%, 9/23/26	455,000	425,122
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	300,000	335,655
		8,039,597

Energy - 0.3%
Enterprise Products Operating LLC:
6.30%, 9/15/17	1,095,000	1,129,338
7.034%, 1/15/18 floating rate thereafter to 1/15/68 (g)	695,000	709,605
4.85%, 3/15/44	300,000	302,881

See notes to Schedule of Investments

ONEOK Partners LP, 6.125%, 2/1/41	205,000	225,479
		2,367,303

Financial - 7.3%
Air Lease Corp.:
5.625%, 4/1/17	210,000	211,838
3.00%, 9/15/23	350,000	334,385
Ally Financial, Inc.:
2.75%, 1/30/17	100,000	100,020
6.25%, 12/1/17	1,120,000	1,162,000
American Tower Corp.:
3.45%, 9/15/21	600,000	607,763
3.375%, 10/15/26	600,000	568,015
Bank of America Corp.:
2.00%, 1/11/18	1,500,000	1,503,452
2.625%, 4/19/21	2,810,000	2,790,718
2.061%, 10/21/22 (g)	565,000	574,782
6.10%, 3/17/25 floating rate thereafter (h)	500,000	502,750
3.875%, 8/1/25	1,700,000	1,728,613
4.25%, 10/22/26	1,170,000	1,184,164
Bank of America NA, 5.30%, 3/15/17	665,000	670,150
Capital One Bank, 2.25%, 2/13/19	400,000	401,786
Capital One Financial Corp.:
6.75%, 9/15/17	1,075,000	1,113,399
4.20%, 10/29/25	575,000	576,912
3.75%, 7/28/26	790,000	765,822
Capital One NA, 2.35%, 8/17/18	650,000	653,734
CIT Group, Inc.:
4.25%, 8/15/17	900,000	912,375
5.25%, 3/15/18	1,975,000	2,046,594
Citigroup, Inc.:
1.70%, 4/27/18	1,700,000	1,696,253
2.65%, 10/26/20	885,000	885,623
6.25%, 8/15/26 floating rate thereafter (h)	550,000	565,950
4.45%, 9/29/27	3,130,000	3,179,598
Citizens Bank NA, 2.55%, 5/13/21	400,000	397,544
Citizens Financial Group, Inc.:
5.158%, 6/29/18 floating rate thereafter to 6/29/23 (g)	1,190,000	1,234,626
2.375%, 7/28/21	355,000	348,128
Credit Acceptance Corp.:
6.125%, 2/15/21	400,000	404,000
7.375%, 3/15/23	600,000	616,500

See notes to Schedule of Investments

DDR Corp.:
4.75%, 4/15/18	500,000	514,232
3.625%, 2/1/25	600,000	580,415
Digital Realty Trust LP, 4.75%, 10/1/25	525,000	544,906
Discover Financial Services:
3.85%, 11/21/22	750,000	761,425
3.95%, 11/6/24	300,000	297,318
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, 6.125%, 11/30/21 (f)	215,879	223,974
ING Bank NV, 2.00%, 11/26/18 (f)	900,000	899,641
iStar, Inc., 4.00%, 11/1/17	225,000	226,125
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 7.375%, 10/1/17	110,000	110,000
MetLife, Inc., 1.756%, 12/15/17	1,500,000	1,502,498
Morgan Stanley:
2.80%, 6/16/20	2,200,000	2,218,005
4.875%, 11/1/22	690,000	739,500
2.282%, 10/24/23 (g)	550,000	556,111
4.00%, 7/23/25	725,000	743,137
5.00%, 11/24/25	1,300,000	1,388,773
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (f)	150,000	156,375
PNC Bank NA, 2.70%, 11/1/22	1,000,000	984,417
Prudential Financial, Inc., 8.875%, 6/15/18 floating rate thereafter to 6/15/68 (g)	650,000	702,000
Synchrony Financial, 2.287%, 11/9/17 (g)	2,415,000	2,430,813
Toronto-Dominion Bank (The):
1.75%, 7/23/18	900,000	901,409
3.625%, 9/15/26 floating rate thereafter to 9/15/31 (g)	1,145,000	1,118,470
Vornado Realty LP, 2.50%, 6/30/19	700,000	702,480
Wells Fargo & Co.:
2.50%, 3/4/21	1,000,000	992,590
2.10%, 7/26/21	700,000	681,139
3.00%, 4/22/26	670,000	639,335
3.00%, 10/23/26	460,000	438,103
Westpac Banking Corp., 4.322%, 11/23/26 floating rate thereafter to 11/23/31 (g)	675,000	677,150
		49,467,835

Government - 0.1%
International Bank for Reconstruction & Development, 1.005%, 10/1/18	600,000	597,122

Industrial - 1.2%
Carlisle Cos., Inc., 3.75%, 11/15/22	895,000	889,853
Johnson Controls International plc, 4.625%, 7/2/44 (g)	450,000	446,720
Masco Corp.:
4.45%, 4/1/25	200,000	203,000
6.50%, 8/15/32	350,000	379,617
Owens Corning, 3.40%, 8/15/26	510,000	484,466

See notes to Schedule of Investments

Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (f)	765,000	771,471
Pentair Finance SA:
1.875%, 9/15/17	1,200,000	1,201,790
3.625%, 9/15/20	600,000	610,471
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg, 8.25%, 2/15/21	45,083	46,548
SBA Tower Trust:
2.877%, 7/15/21 (f)	600,000	594,888
2.933%, 12/9/42 (f)	115,000	115,119
2.24%, 4/15/43 (f)	500,000	500,932
3.722%, 4/15/48 (f)	1,100,000	1,091,164
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21 (f)	540,000	519,841
Tutor Perini Corp., 7.625%, 11/1/18	50,000	50,000
		7,905,880

Technology - 1.2%
Apple, Inc.:
3.25%, 2/23/26	375,000	375,199
3.45%, 2/9/45	430,000	379,539
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	425,000	445,620
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26 (f)	1,130,000	1,224,124
Dun & Bradstreet Corp. (The), 3.25%, 12/1/17	600,000	605,826
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (f)	45,000	46,012
Hewlett Packard Enterprise Co.:
2.45%, 10/5/17	2,615,000	2,629,539
2.85%, 10/5/18	370,000	373,578
Intel Corp., 3.10%, 7/29/22	400,000	411,331
Microsoft Corp.:
2.40%, 8/8/26	575,000	543,201
4.45%, 11/3/45	505,000	538,037
Oracle Corp.:
2.40%, 9/15/23	200,000	193,760
2.65%, 7/15/26	440,000	417,653
		8,183,419

Utilities - 0.0%
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	300,000	321,245

Total Corporate Bonds (Cost $108,079,285)		107,797,588

FLOATING RATE LOANS (i) - 0.4%

Consumer, Cyclical - 0.4%
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (g)	640,095	645,295

See notes to Schedule of Investments

Kraton Polymers LLC, 6.00%, 1/6/22 (g)	1,500,000	1,511,667
Varsity Brands, Inc., 5.00%, 12/11/21 (g)	494,962	499,809
		2,656,771

Financial - 0.0%
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 *(c)(d)(g)(j)	385,345	10,212

Total Floating Rate Loans (Cost $2,884,639)		2,666,983

HIGH SOCIAL IMPACT INVESTMENTS - 0.7%
Calvert Social Investment Foundation Notes, 1.50%, 12/16/19 (c)(d)	4,266,666	3,947,733
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (c)(d)(g)	393,000	349,770
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (c)(d)(g)	506,000	475,640

Total High Social Impact Investments (Cost $5,165,666)		4,773,143

MUNICIPAL OBLIGATIONS - 0.8%

California - 0.1%
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	800,000	986,288

Connecticut - 0.1%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	400,000	456,708

Massachusetts - 0.1%
Commonwealth of Massachusetts GO Bonds, 3.277%, 6/1/46	650,000	589,095

New York - 0.5%
New York City GO Bonds, 5.206%, 10/1/31	1,275,000	1,461,800
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	1,000,000	1,237,180
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	500,000	581,305
New York Transportation Development Corp. Revenue Bonds:
3.423%, 7/1/27	100,000	96,158
3.473%, 7/1/28	100,000	94,906
		3,471,349

Total Municipal Obligations (Cost $5,513,368)		5,503,440

SOVEREIGN GOVERNMENT BONDS - 0.1%
Nacional Financiera SNC, 3.375%, 11/5/20 (f)	935,000	936,169

See notes to Schedule of Investments

Total Sovereign Government Bonds (Cost $933,697)		936,169

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
Overseas Private Investment Corp., 3.22%, 9/15/29	900,000	897,938

Total U.S. Government Agencies and Instrumentalities (Cost $900,000)		897,938

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.2%
Fannie Mae:
2.65%, 6/1/26	644,841	632,290
2.68%, 7/1/26	650,000	634,481

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,315,585)		1,266,771

U.S. TREASURY OBLIGATIONS - 6.3%
United States Treasury Bonds, 2.25%, 8/15/46 (b)	16,060,000	13,503,569
United States Treasury Notes:
1.00%, 11/30/18(b)	1,835,000	1,829,123
1.375%, 12/15/19	5,830,000	5,816,107
1.75%, 11/30/21	7,165,000	7,111,542
2.125%, 11/30/23(b)	1,217,000	1,208,918
2.00%, 11/15/26(b)	13,609,000	13,093,872

Total U.S. Treasury Obligations (Cost $42,817,785)		42,563,131

COMMERCIAL PAPER - 0.2%
Vodafone Group plc, 1.60%, 9/12/17 (f)	1,155,000	1,141,768

Total Commercial Paper (Cost $1,141,961)		1,141,768

TIME DEPOSIT - 2.8%
State Street Bank and Trust Eurodollar Time Deposit, 0.293%, 1/3/17	19,354,767	19,354,767

Total Time Deposit (Cost $19,354,767)		19,354,767

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	24,314,187	24,314,187

See notes to Schedule of Investments

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $24,314,187)	24,314,187

TOTAL INVESTMENTS (Cost $665,294,361) - 103.3%	703,495,491
Other assets and liabilities, net - (3.3%)	(22,688,828)
NET ASSETS - 100.0%	680,806,663

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
E-Mini S&P 500 Index	(47)	3/17	($5,255,070)	$43,037

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) 12,500 shares of Capital One Financial Corp. held by the Balanced Portfolio have been soft segregated in order to cover outstanding commitments to certain limit partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(b) Security, or portion of security, is on loan. Total value of securities on loan is $23,938,242 as of December 31, 2016.
(c) Total market value of restricted securities amounts to $8,039,887, which represents 1.2% of the net assets of the Fund as of December 31, 2016.
(d) This security was valued under the direction of the Board of Trustees. Total market value of fair valued securities amounts to $8,039,887, which represents 1.2% of the net assets of the Fund as of December 31, 2016.

(e) Affiliated company.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $81,725,496, which represents 12.0% of the net assets of the Fund as of December 31, 2016.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2016.
(h) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(i) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(j) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
CLO:	Collateralized Loan Obligations
GO:	General Obligation
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust

See notes to Schedule of Investments

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Agraquest, Inc., Contingent Deferred Distribution	8/14/12	—
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345
Calvert Social Investment Foundation Notes, 1.50%, 12/16/19	12/15/16	4,266,666
CFBanc Corp.	3/14/03	270,000
Coastal Venture Partners	6/7/96-6/22/00	20,641
Commons Capital LP	2/15/01-12/27/11	162,045
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV LP	2/25/02-7/6/11	66,786
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94-12/1/95	—
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	393,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	506,000
Infrastructure and Environmental Private Equity Fund III LP	4/16/97-2/12/01	—
Kickboard, Common Stock	5/23/13	—
Kickboard, Series A, Preferred	2/12/13	285,328
Kickboard, Series A2, Preferred	6/19/14	100,000
Kickboard Bridge Note, 8.00%, 11/1/17	9/16/15	41,000
Learn Capital Venture Partners III LP	8/30/16	657,000
LearnZillion, Inc., Series A, Preferred	3/27/12	100,000
LearnZillion, Inc., Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy, Common Stock	10/31/08	889
MACH Energy, Series A, Preferred	5/31/02	11,426
MACH Energy, Series B, Preferred	12/20/05	20,447
Neighborhood Bancorp, Class A	6/25/97	100,000
New Markets Growth Fund LLC	1/8/03-7/18/07	225,646
Seventh Generation, Inc., Contingent Deferred Distribution	10/26/16	—
Solstice Capital LP	6/26/01-6/17/08	—
Wild Planet Entertainment, Contingent Deferred Distribution	5/14/14	304,337
Wind Harvest Co., Inc., Preferred	5/6/94	100,000

See notes to Schedule of Investments

CALVERT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 19.0%

Automobile - 0.9%
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (a)	3,350,000	3,254,944
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	788,588	790,775
Series 2015-1A, Class A, 3.10%, 12/15/23 (a)	207,854	207,096
Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	2,000,000	2,007,006
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.30%, 4/15/20	1,300,000	1,295,832
		7,555,653

Other - 17.5%
American Homes 4 Rent:
Series 2014-SFR1, Class E, 3.236%, 6/17/31 (a)(b)	3,500,000	3,479,791
Series 2014-SFR2, Class A, 3.786%, 10/17/36 (a)	4,239,037	4,355,719
Apidos CLO XXI, Series 2015-21A, Class C, 4.432%, 7/18/27 (a)(b)	1,300,000	1,269,843
CAM Mortgage LLC, Series 2015-1, Class M, 4.75%, 7/15/64 (a)(b)	6,200,000	6,138,551
Citi Held For Asset Issuance:
Series 2015-PM2, Class B, 4.00%, 3/15/22 (a)	5,700,000	5,701,685
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	2,500,000	2,506,923
Series 2016-MF1, Class A, 4.48%, 8/15/22 (a)	1,365,081	1,381,470
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	6,134,375	6,058,086
Conn Funding II LP, Class A:
Series 2016-A, 4.68%, 4/16/18 (a)	1,172,109	1,174,657
Series 2016-B, 3.73%, 10/15/18 (a)	4,736,122	4,747,817
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 (a)	5,845,875	5,853,539
Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	3,663,000	3,480,055
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.606%, 8/15/28 (a)(b)	1,750,000	1,725,936
Element Rail Leasing I LLC, Series 2014-1A:
Class A1, 2.299%, 4/19/44 (a)	665,257	647,491
Class A2, 3.668%, 4/19/44 (a)	1,900,000	1,843,187
Class B1, 4.406%, 4/19/44 (a)	2,200,000	2,099,927
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (a)	3,983,000	3,817,188
FRS I LLC, Series 2013-1A:
Class A2, 3.08%, 4/15/43 (a)	3,554,264	3,487,457
Class B, 3.96%, 4/15/43 (a)	3,987,186	3,926,116
GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (a)(b)	1,858,542	1,861,016
GLC II Trust, Series 2014-A, Class A, 4.00%, 12/18/20 (a)	223,611	219,430
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	322,752	321,153
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (a)(b)	1,169,817	1,170,852
Invitation Homes Trust:
Series 2013-SFR1, Class C, 2.605%, 12/17/30 (a)(b)	3,000,000	3,000,040

See notes to Schedule of Investments

Series 2013-SFR1, Class E, 3.405%, 12/17/30 (a)(b)	2,400,000	2,389,829
Series 2015-SFR2, Class E, 3.83%, 6/17/32 (a)(b)	5,450,000	5,432,365
Series 2015-SFR2, Class F, 4.38%, 6/17/32 (a)(b)	3,650,000	3,620,754
Series 2015-SFR3, Class D, 3.486%, 8/17/32 (a)(b)	1,400,000	1,402,395
OneMain Financial Issuance Trust, Class A:
Series 2014-1A, 2.43%, 6/18/24 (a)	3,687,277	3,687,461
Series 2015-2A, 2.57%, 7/18/25 (a)	3,100,000	3,100,109
OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.75%, 7/25/56 (a)(b)	2,274,668	2,277,690
Progress Residential Trust, Series 2016-SFR1:
Class B, 2.736%, 9/17/33 (a)(b)	2,046,000	2,060,765
Class C, 3.236%, 9/17/33 (a)(b)	1,000,000	1,011,976
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	1,834,251	1,824,617
RMAT LLC, Class A1:
Series 2015-1, 4.09%, 7/27/20 (a)(b)	1,157,529	1,159,632
Series 2015-NPL1, 3.75%, 5/25/55 (a)(b)	1,170,104	1,152,588
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (a)(b)	3,300,000	3,324,252
Selene Non-Performing Loans LLC, Series 2014-1A, Class A, 2.981%, 5/25/54 (a)(b)	907,950	907,049
Sierra Timeshare Receivables Funding LLC, Class B:
Series 2012-3A, 2.66%, 8/20/29 (a)	562,926	562,584
Series 2013-3A, 2.70%, 10/20/30 (a)	386,366	387,472
Series 2014-2A, 2.40%, 6/20/31 (a)	1,253,182	1,252,873
Series 2014-3A, 2.80%, 10/20/31 (a)	2,177,299	2,185,171
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (a)	3,079,421	2,889,473
Series 2014-2, Class A, 4.02%, 7/20/44 (a)	2,945,563	2,775,273
Series 2014-2, Class B, 5.44%, 7/20/44 (a)	6,199,235	5,704,926
Spirit Master Funding LLC, Series 2014-4A, Class A2, 4.629%, 1/20/45 (a)	5,000,000	4,698,806
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (a)	2,100,000	2,100,620
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (a)	1,729,434	1,697,268
STORE Master Funding LLC, Series 2014-1A, Class A1, 4.21%, 4/20/44 (a)	3,849,625	3,813,960
SWAY Residential Trust, Series 2014-1, Class A, 2.036%, 1/17/32 (a)(b)	4,891,372	4,894,545
TAL Advantage V LLC, Class B:
Series 2014-2A, 3.97%, 5/20/39 (a)	519,167	478,433
Series 2014-3A, 4.15%, 11/21/39 (a)	791,667	739,190
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (a)	2,250,000	2,220,512
VML LLC, Series 2014-NPL1, Class A1, 3.875%, 4/27/54 (a)(b)	808,907	806,902
VOLT XXX LLC, Series 2015-NPL1, Class A1, 3.625%, 10/25/57 (a)(b)	1,556,173	1,556,314
Wendys Funding LLC, Series 2015-1A:
Class A2I, 3.371%, 6/15/45 (a)	6,023,750	6,014,570
Class A2II, 4.08%, 6/15/45 (a)	2,419,375	2,390,289
		150,788,592

Student Loan - 0.6%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (a)	1,996,087	1,981,982

See notes to Schedule of Investments

SLM Private Education Loan Trust, Series 2013-B, Class B, 3.00%, 5/16/44 (a)	2,000,000	1,933,776
Social Professional Loan Program LLC, Series 2014-B, Class A2, 2.55%, 8/27/29 (a)	1,563,090	1,568,518
		5,484,276

Total Asset-Backed Securities (Cost $165,743,822)		163,828,521

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 3.1%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.056%, 7/25/25 (a)(b)	1,500,000	1,512,600
Fannie Mae Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.356%, 5/25/24 (b)	2,200,000	2,166,098
Series 2014-C03, Class 2M2, 3.656%, 7/25/24 (b)	2,600,000	2,610,702
Series 2016-C05, Class 2M1, 2.106%, 1/25/29 (b)	971,907	974,104
Series 2016-C04, Class 1M1, 2.206%, 1/25/29 (b)	3,172,394	3,192,577
Series 2016-C04, Class 1M2, 5.006%, 1/25/29 (b)	1,530,000	1,586,349
Series 2016-C06, Class 1M2, 5.006%, 4/25/29 (b)	1,600,000	1,652,320
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-DNA2, Class M3, 4.656%, 12/25/27 (b)	3,000,000	3,147,471
Series 2015-HQA2, Class M2, 3.556%, 5/25/28 (b)	4,000,000	4,105,666
Series 2016-HQA1, Class M2, 3.506%, 9/25/28 (b)	4,000,000	4,108,074
Series 2016-DNA2, Class M2, 2.956%, 10/25/28 (b)	1,600,000	1,620,188

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $26,051,782)		26,676,149

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.3%
Bear Stearns Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 3.604%, 5/15/32 (a)(b)	1,100,000	1,096,957
BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.204%, 8/15/29 (a)(b)	5,000,000	4,940,312
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 2.389%, 12/15/27 (a)(b)	2,800,000	2,803,515
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 4.104%, 9/15/27 (a)(b)	2,900,000	2,834,778
COMM Mortgage Trust, Series 2013-THL, Class C, 2.649%, 6/8/30 (a)(b)	3,500,000	3,464,323
Equity Mortgage Trust, Series 2014-INNS, Class E, 4.099%, 5/8/31 (a)(b)	3,600,000	3,520,451
GS Mortgage Securities Trust, Series 2014-NEW, Class D, 3.79%, 1/10/31 (a)	1,400,000	1,373,888
Hilton USA Trust, Series 2013-HLT:
Class DFX, 4.407%, 11/5/30 (a)	39,591	39,426
Class EFX, 4.453%, 11/5/30 (a)(b)	4,700,000	4,707,014
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (a)	1,750,000	1,769,990
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (a)(b)	1,200,000	1,193,955
Series 2014-INN, Class E, 4.304%, 6/15/29 (a)(b)	3,000,000	2,979,502
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 3.446%, 7/13/29 (a)(b)	960,000	917,866
Motel 6 Trust, Series 2015-MTL6:

See notes to Schedule of Investments

Class C, 3.644%, 2/5/30 (a)	3,000,000	3,008,584
Class E, 5.279%, 2/5/30 (a)	4,300,000	4,278,998
MSCG Trust, Series 2016-SNR, Class D, 6.55%, 11/15/34 (a)	2,250,000	2,269,152
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	1,839,610	1,839,610
TRU Trust, Series 2016-TOYS:
Class A, 2.454%, 11/15/30 (a)(b)	5,693,125	5,677,771
Class B, 3.454%, 11/15/30 (a)(b)	2,200,000	2,207,972
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31 (a)(b)	2,700,000	2,716,548
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class D, 3.497%, 8/15/47 (a)	980,000	702,003

Total Commercial Mortgage-Backed Securities (Cost $54,469,037)		54,342,615

CORPORATE BONDS - 46.6%

Basic Materials - 1.0%
Methanex Corp.:
3.25%, 12/15/19	1,000,000	984,586
5.65%, 12/1/44	4,900,000	4,298,687
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	3,000,000	3,018,252
		8,301,525

Communications - 4.6%
AT&T, Inc.:
4.125%, 2/17/26	5,350,000	5,417,228
4.75%, 5/15/46	2,325,000	2,202,749
BellSouth LLC, 4.40%, 4/26/21 (a)	4,000,000	4,041,000
CBS Corp., 2.90%, 1/15/27	2,275,000	2,110,295
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40 (a)	900,000	938,250
Comcast Corp., 3.20%, 7/15/36	3,824,000	3,439,585
Crown Castle Towers LLC, 3.663%, 5/15/45 (a)	2,100,000	2,105,691
NBCUniversal Media LLC, 4.45%, 1/15/43	1,700,000	1,737,174
Sprint Communications, Inc., 8.375%, 8/15/17	2,450,000	2,541,875
Telefonica Emisiones SAU, 3.192%, 4/27/18	2,000,000	2,028,762
Time Warner Cable LLC, 4.00%, 9/1/21	1,725,000	1,771,459
Time Warner, Inc., 5.35%, 12/15/43	1,000,000	1,063,235
Verizon Communications, Inc.:
1.75%, 8/15/21	2,030,000	1,947,381
2.45%, 11/1/22	2,060,000	1,989,771
3.50%, 11/1/24	3,705,000	3,693,114
4.862%, 8/21/46	2,140,000	2,168,449
		39,196,018

Consumer, Cyclical - 6.6%

See notes to Schedule of Investments

American Airlines Pass-Through Trust:
7.00%, 7/31/19 (a)	2,908,239	2,995,486
5.60%, 1/15/22 (a)	473,153	490,896
4.40%, 3/22/25	3,131,909	3,100,590
5.25%, 7/15/25	2,392,316	2,452,124
CVS Health Corp., 5.125%, 7/20/45	1,810,000	2,017,149
CVS Pass-Through Trust, 6.036%, 12/10/28	2,094,449	2,348,080
Ford Motor Credit Co. LLC:
3.00%, 6/12/17	790,000	794,599
6.625%, 8/15/17	4,100,000	4,224,771
3.336%, 3/18/21	3,495,000	3,519,252
4.134%, 8/4/25	2,960,000	2,963,558
Home Depot, Inc. (The):
2.70%, 4/1/23	2,000,000	2,000,416
4.20%, 4/1/43	2,000,000	2,060,696
Latam Airlines Pass-Through Trust:
4.50%, 8/15/25 (c)	1,574,799	1,519,681
4.20%, 8/15/29	1,880,239	1,852,035
Lowe's Cos., Inc.:
2.50%, 4/15/26	925,000	878,439
3.70%, 4/15/46	850,000	793,429
Newell Brands, Inc., 3.85%, 4/1/23	2,250,000	2,333,941
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	2,175,000	2,223,135
Southwest Airlines Co., 3.00%, 11/15/26	2,225,000	2,097,183
Staples, Inc., 2.75%, 1/12/18	2,195,000	2,205,150
Starbucks Corp., 2.45%, 6/15/26	2,350,000	2,242,718
Virgin Australia Trust:
6.00%, 4/23/22 (a)	2,553,562	2,591,304
5.00%, 4/23/25 (a)	1,039,359	1,086,130
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	3,210,000	3,150,939
Whirlpool Corp.:
3.70%, 3/1/23	2,100,000	2,144,759
3.70%, 5/1/25	1,700,000	1,715,264
5.15%, 3/1/43	1,000,000	1,066,908
		56,868,632

Consumer, Non-cyclical - 4.9%
Abbott Laboratories, 2.90%, 11/30/21	805,000	802,706
American National Red Cross (The), 5.567%, 11/15/17	1,500,000	1,546,440
Amgen, Inc.:
4.40%, 5/1/45	2,500,000	2,396,365
4.663%, 6/15/51 (a)	1,006,000	966,875
AstraZeneca plc:
3.375%, 11/16/25	2,175,000	2,159,975

See notes to Schedule of Investments

4.375%, 11/16/45	1,325,000	1,329,974
ERAC USA Finance LLC:
6.375%, 10/15/17 (a)	8,000,000	8,289,160
2.70%, 11/1/23 (a)	1,000,000	960,666
Express Scripts Holding Co.:
3.00%, 7/15/23	925,000	895,412
3.40%, 3/1/27	700,000	655,838
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (a)	3,000,000	3,126,540
3.875%, 6/27/24 (a)	1,200,000	1,193,828
4.875%, 6/27/44 (a)	1,200,000	1,081,580
Kraft Heinz Foods Co., 5.20%, 7/15/45	2,125,000	2,224,475
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	1,200,000	1,296,000
Land O'Lakes, Inc., 6.00%, 11/15/22 (a)	2,000,000	2,180,000
Life Technologies Corp., 6.00%, 3/1/20	1,900,000	2,069,830
Massachusetts Institute of Technology, 3.959%, 7/1/38	875,000	917,235
MEDNAX, Inc., 5.25%, 12/1/23 (a)	600,000	618,000
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	1,000,000	978,921
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000,000	992,620
Shire Acquisitions Investments Ireland DAC:
2.875%, 9/23/23	2,385,000	2,266,816
3.20%, 9/23/26	1,765,000	1,649,101
Thermo Fisher Scientific, Inc.:
4.15%, 2/1/24	800,000	833,064
5.30%, 2/1/44	500,000	559,425
		41,990,846

Energy - 1.3%
Enterprise Products Operating LLC:
6.30%, 9/15/17	2,617,000	2,699,066
7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)	8,505,000	8,683,733
		11,382,799

Financial - 20.6%
Air Lease Corp., 3.00%, 9/15/23	1,275,000	1,218,117
Ally Financial, Inc., 6.25%, 12/1/17	3,984,000	4,133,400
American Tower Corp.:
3.45%, 9/15/21	2,650,000	2,684,286
3.375%, 10/15/26	1,950,000	1,846,047
Bank of America Corp.:
5.70%, 5/2/17	2,400,000	2,432,705
2.625%, 4/19/21	9,800,000	9,732,752
2.061%, 10/21/22 (b)	2,155,000	2,192,312
6.10%, 3/17/25 floating rate thereafter (c)	1,100,000	1,106,050

See notes to Schedule of Investments

3.875%, 8/1/25	5,100,000	5,185,838
4.25%, 10/22/26	7,505,000	7,595,856
Bank of America NA, 5.30%, 3/15/17	1,750,000	1,763,554
Capital One Bank, 2.25%, 2/13/19	1,000,000	1,004,465
Capital One Financial Corp.:
6.75%, 9/15/17	4,270,000	4,422,524
4.20%, 10/29/25	2,100,000	2,106,985
3.75%, 7/28/26	3,100,000	3,005,124
Capital One NA, 2.35%, 8/17/18	2,360,000	2,373,556
CIT Group, Inc.:
4.25%, 8/15/17	5,000,000	5,068,750
5.25%, 3/15/18	5,060,000	5,243,425
Citigroup, Inc.:
1.70%, 4/27/18	6,585,000	6,570,487
2.65%, 10/26/20	3,435,000	3,437,418
6.25%, 8/15/26 floating rate thereafter (c)	1,500,000	1,543,500
4.45%, 9/29/27	12,165,000	12,357,767
Citizens Bank NA, 2.55%, 5/13/21	1,400,000	1,391,405
Citizens Financial Group, Inc.:
5.158%, 6/29/18 floating rate thereafter to 6/29/23 (b)	4,675,000	4,850,317
2.375%, 7/28/21	1,475,000	1,446,448
Credit Acceptance Corp.:
6.125%, 2/15/21	1,580,000	1,595,800
7.375%, 3/15/23	2,500,000	2,568,750
DDR Corp.:
4.75%, 4/15/18	3,000,000	3,085,389
3.625%, 2/1/25	3,100,000	2,998,813
Digital Realty Trust LP, 4.75%, 10/1/25	2,035,000	2,112,161
Discover Bank, 8.70%, 11/18/19	948,000	1,076,361
Discover Financial Services:
3.85%, 11/21/22	2,435,000	2,472,092
3.95%, 11/6/24	1,500,000	1,486,592
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, 6.50%, 5/30/21 (a)	283,036	293,264
ING Bank NV, 2.00%, 11/26/18 (a)	3,150,000	3,148,743
MetLife, Inc., 1.756%, 12/15/17	5,765,000	5,774,599
Morgan Stanley:
2.80%, 6/16/20	3,500,000	3,528,644
4.875%, 11/1/22	2,075,000	2,223,858
2.282%, 10/24/23 (b)	2,190,000	2,214,333
4.00%, 7/23/25	1,855,000	1,901,407
5.00%, 11/24/25	6,700,000	7,157,523
PNC Bank NA, 2.70%, 11/1/22	4,000,000	3,937,668
Prudential Financial, Inc., 8.875%, 6/15/18 floating rate thereafter to 6/15/68 (b)	2,750,000	2,970,000
Synchrony Financial, 2.287%, 11/9/17 (b)	8,855,000	8,912,983

See notes to Schedule of Investments

Toronto-Dominion Bank (The):
1.75%, 7/23/18	3,550,000	3,555,556
3.625%, 9/15/26 floating rate thereafter to 9/15/31 (b)	4,795,000	4,683,900
Vornado Realty LP, 2.50%, 6/30/19	2,400,000	2,408,503
Wells Fargo & Co.:
2.50%, 3/4/21	3,000,000	2,977,770
2.10%, 7/26/21	2,950,000	2,870,512
3.00%, 4/22/26	2,605,000	2,485,774
3.00%, 10/23/26	1,850,000	1,761,934
Westpac Banking Corp., 4.322%, 11/23/26 floating rate thereafter to 11/23/31 (b)	2,715,000	2,723,647
		177,639,664

Government - 0.3%
International Bank for Reconstruction & Development, 1.005%, 10/1/18	2,850,000	2,836,328

Industrial - 3.5%
Carlisle Cos., Inc., 3.75%, 11/15/22	3,485,000	3,464,958
Johnson Controls International plc, 4.625%, 7/2/44 (b)	2,000,000	1,985,420
Owens Corning, 3.40%, 8/15/26	1,960,000	1,861,869
Penske Truck Leasing Co. LP / PTL Finance Corp.:
3.75%, 5/11/17 (a)	3,075,000	3,098,911
4.25%, 1/17/23 (a)	3,000,000	3,115,797
Pentair Finance SA:
1.875%, 9/15/17	4,100,000	4,106,117
3.625%, 9/15/20	2,160,000	2,197,694
SBA Tower Trust:
2.877%, 7/15/21 (a)	2,500,000	2,478,700
2.24%, 4/15/43 (a)	1,970,000	1,973,673
3.722%, 4/15/48 (a)	4,150,000	4,116,665
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21 (a)	2,040,000	1,963,843
		30,363,647

Technology - 3.6%
Apple, Inc.:
3.25%, 2/23/26	1,325,000	1,325,704
3.45%, 2/9/45	1,050,000	926,780
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	1,645,000	1,724,810
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26 (a)	4,470,000	4,842,333
Dun & Bradstreet Corp. (The), 3.25%, 12/1/17	800,000	807,768
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (a)	2,000,000	2,045,000
Hewlett Packard Enterprise Co.:
2.45%, 10/5/17	10,065,000	10,120,961
2.85%, 10/5/18	1,350,000	1,363,056
Intel Corp., 3.10%, 7/29/22	1,250,000	1,285,409

See notes to Schedule of Investments

Microsoft Corp.:
2.40%, 8/8/26	2,225,000	2,101,951
4.45%, 11/3/45	1,950,000	2,077,567
Oracle Corp.:
2.40%, 9/15/23	1,080,000	1,046,305
2.65%, 7/15/26	1,600,000	1,518,738
		31,186,382

Utilities - 0.2%
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	1,675,000	1,793,615

Total Corporate Bonds (Cost $401,434,393)		401,559,456

FLOATING RATE LOANS (e) - 0.8%

Consumer, Cyclical - 0.8%
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (b)	1,784,720	1,799,221
Kraton Polymers LLC, 6.00%, 1/6/22 (b)	3,750,000	3,779,168
Varsity Brands, Inc., 5.00%, 12/11/21 (b)	1,732,368	1,749,331
		7,327,720

Financial - 0.0%
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 *(b)(f)(g)(h)	481,681	12,764

Total Floating Rate Loans (Cost $7,428,525)		7,340,484

HIGH SOCIAL IMPACT INVESTMENTS - 0.7%
Calvert Social Investment Foundation Notes, 1.50%, 12/16/19 (g)(h)	5,087,392	4,707,110
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(g)(h)	490,000	436,100
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (b)(g)(h)	631,000	593,140

Total High Social Impact Investments (Cost $6,208,392)		5,736,350

MUNICIPAL OBLIGATIONS - 3.1%

California - 0.8%
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	3,750,000	4,623,225
Oakland California PO Revenue Bonds, Zero Coupon, 0.00%, 12/15/20	1,490,000	1,330,257
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	880,000	1,063,885
		7,017,367

See notes to Schedule of Investments

Connecticut - 0.5%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	3,800,000	4,338,726

District of Columbia - 0.3%
Georgetown University Washington DC Revenue Bonds, Series B, 7.22%, 4/1/19	2,285,000	2,437,478

Maryland - 0.4%
Maryland State Transportation Authority Revenue Bonds, 5.604%, 7/1/30	3,000,000	3,484,140

Massachusetts - 0.4%
Commonwealth of Massachusetts GO Bonds:
5.456%, 12/1/39	750,000	924,068
3.277%, 6/1/46	2,500,000	2,265,750
		3,189,818

New York - 0.7%
New York City GO Bonds, 5.206%, 10/1/31	1,030,000	1,180,905
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	3,540,000	4,379,617
New York Transportation Development Corp. Revenue Bonds:
3.423%, 7/1/27	200,000	192,316
3.473%, 7/1/28	200,000	189,812
3.573%, 7/1/29	200,000	191,590
		6,134,240

Total Municipal Obligations (Cost $25,568,477)		26,601,769

SOVEREIGN GOVERNMENT BONDS - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	3,450,000	3,454,313

Total Sovereign Government Bonds (Cost $3,445,191)		3,454,313

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.3%
Overseas Private Investment Corp., 3.22%, 9/15/29	2,850,000	2,843,471

Total U.S. Government Agencies and Instrumentalities (Cost $2,850,000)		2,843,471

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.7%
Fannie Mae:
2.65%, 6/1/26	2,976,190	2,918,261
2.68%, 7/1/26	3,000,000	2,928,377

See notes to Schedule of Investments

Total U.S. Government Agency Mortgage-Backed Securities (Cost $6,071,931)		5,846,638

U.S. TREASURY OBLIGATIONS - 16.5%
United States Treasury Bonds, 2.25%, 8/15/46 (d)	63,949,000	53,769,598
United States Treasury Notes:
1.00%, 11/30/18(d)	9,086,000	9,056,898
1.375%, 12/15/19	6,768,000	6,751,872
1.75%, 11/30/21(d)	17,182,000	17,053,805
2.125%, 11/30/23(d)	2,840,000	2,821,140
2.00%, 11/15/26(d)	54,922,000	52,843,092

Total U.S. Treasury Obligations (Cost $143,402,718)		142,296,405

COMMERCIAL PAPER - 0.5%
Vodafone Group plc, 1.60%, 9/12/17 (a)	4,475,000	4,423,734

Total Commercial Paper (Cost $4,424,482)		4,423,734

TIME DEPOSIT - 1.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.293%, 1/3/17	11,248,447	11,248,447

Total Time Deposit (Cost $11,248,447)		11,248,447

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	110,767,419	110,767,419

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $110,767,419)		110,767,419

TOTAL INVESTMENTS (Cost $969,114,616) - 112.1%		966,965,771
Other assets and liabilities, net - (12.1%)		(104,703,290)
NET ASSETS - 100.0%		862,262,481

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $289,527,421, which represents 33.6% of the net assets of the Fund as of December 31, 2016.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2016.
(c) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(d) Security, or portion of security, is on loan. Total value of securities on loan is $109,028,827 as of December 31, 2016.
(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(f) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(g) Total market value of restricted securities amounts to $5,749,114, which represents 0.7% of the net assets of the Fund as of December 31, 2016.
(h) This security was valued under the direction of the Board of Trustees. Total market value of fair valued securities amounts to $5,749,114, which represents 0.7% of the net assets of the Fund as of December 31, 2016.

Abbreviations:
CLO:	Collateralized Loan Obligations
GO:	General Obligation
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
PO:	Pension Obligation
REIT:	Real Estate Investment Trust

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	481,681
Calvert Social Investment Foundation Notes, 1.50%, 12/16/19	12/15/16	5,087,392
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	490,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	631,000

See notes to Schedule of Investments

CALVERT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.3%

Beverages - 3.5%
Coca-Cola Co. (The)	805,600	33,400,176
PepsiCo, Inc.	362,311	37,908,600
		71,308,776

Biotechnology - 2.0%
Biogen, Inc. *	32,558	9,232,798
Gilead Sciences, Inc.	439,385	31,464,360
		40,697,158

Capital Markets - 1.1%
Charles Schwab Corp. (The)	556,724	21,973,896

Chemicals - 5.4%
Ecolab, Inc.	560,150	65,660,783
Marrone Bio Innovations, Inc. *(a)	255,843	547,504
Praxair, Inc.	392,723	46,023,208
		112,231,495

Consumer Finance - 0.5%
American Express Co.	147,133	10,899,613

Electronic Equipment & Instruments - 3.1%
Amphenol Corp., Class A	959,974	64,510,253

Food & Staples Retailing - 5.1%
CVS Health Corp.	911,975	71,963,947
Whole Foods Market, Inc.	1,054,922	32,449,401
		104,413,348

Food Products - 2.9%
Mondelez International, Inc., Class A	1,351,234	59,900,203

Health Care Equipment & Supplies - 2.7%
Danaher Corp.	722,856	56,267,111

Health Care Providers & Services - 3.1%
Henry Schein, Inc. *	197,684	29,990,640

See notes to Schedule of Investments

Laboratory Corporation of America Holdings *	258,912	33,239,122
		63,229,762

Health Care Technology - 1.2%
Cerner Corp. *	534,337	25,311,544

Hotels, Restaurants & Leisure - 1.7%
Starbucks Corp.	614,106	34,095,165

Industrial Conglomerates - 2.5%
3M Co.	289,794	51,748,515

Insurance - 1.7%
Marsh & McLennan Cos., Inc.	524,125	35,425,609

Internet & Direct Marketing Retail - 2.2%
Priceline Group, Inc. (The) *	30,317	44,446,541

Internet Software & Services - 6.6%
Alphabet, Inc., Class C *	123,876	95,609,974
Facebook, Inc., Class A *	356,207	40,981,616
		136,591,590

IT Services - 10.0%
Accenture plc, Class A	297,423	34,837,156
Fiserv, Inc. *	102,556	10,899,651
MasterCard, Inc., Class A	648,839	66,992,627
Visa, Inc., Class A	1,210,187	94,418,790
		207,148,224

Life Sciences - Tools & Services - 3.5%
Thermo Fisher Scientific, Inc.	518,667	73,183,914

Machinery - 3.9%
Fortive Corp.	662,853	35,548,806
IDEX Corp.	499,081	44,947,235
		80,496,041

Media - 4.9%
AMC Networks, Inc., Class A *	213,525	11,175,899
Comcast Corp., Class A	578,359	39,935,689

See notes to Schedule of Investments

Walt Disney Co. (The)	484,825	50,528,461
		101,640,049

Multiline Retail - 3.3%
Dollar Tree, Inc. *	876,232	67,627,586

Personal Products - 1.5%
Estee Lauder Cos., Inc. (The), Class A	390,494	29,868,886

Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	896,947	52,417,582
Novartis AG (ADR)	188,395	13,722,692
Zoetis, Inc.	1,055,515	56,501,718
		122,641,992

Professional Services - 1.1%
Verisk Analytics, Inc. *	284,284	23,075,332

Semiconductors & Semiconductor Equipment - 1.8%
Texas Instruments, Inc.	499,968	36,482,665

Software - 3.8%
EXCENT Corp. (b)(c)	1,393,607	83,616
Microsoft Corp.	1,272,029	79,043,882
		79,127,498

Specialty Retail - 6.7%
Lowe's Cos., Inc.	983,089	69,917,290
Ross Stores, Inc.	580,652	38,090,771
TJX Cos., Inc. (The)	408,319	30,677,006
		138,685,067

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc. (d)	548,163	63,488,239

Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc., Class B	579,074	29,434,331

Venture Capital - 0.1%
20/20 Gene Systems, Inc. *(b)(c)	73,397	46,974
Bridges Ventures US *(b)(c)	317,764	230,422
Digital Directions International, Inc. *(b)(c)	354,389	87,499
Graduation Alliance, Inc. *(b)(c)	117,833	742
GroSolar, Contingent Deferred Distribution *(b)(c)	1,000	881,842

See notes to Schedule of Investments

Ivy Capital (Proprietary) Ltd. *(b)(c)	19	691,104
Napo Pharmaceuticals, Inc. *(b)(c)	294,196	—
Village Laundry Services, Inc. *(b)(c)	9,444	—
		1,938,583

Total Common Stocks (Cost $1,513,115,326)		1,987,888,986

PREFERRED STOCKS - 0.1%

Venture Capital - 0.1%
Entouch, Series C *(b)(c)	2,628,278	438,660
Graduation Alliance, Inc.:
Series C *(b)(c)	3,225,598	161,602
Series D *(b)(c)	1,325,968	268,641
Immunology Partners, Inc., Series C-1 *(b)(c)	2,542,915	18,395
New Day Farms, Inc., Series B *(b)(c)(e)	4,547,804	—
Orteq Bioengineering Ltd., Series A *(b)(c)	74,910	—
PresenceLearning, Inc.:
Series A *(b)(c)	600,000	390,000
Series A-2 *(b)(c)	195,285	130,841
Series B *(b)(c)	399,719	307,784
Shangri La Farms, Series A *(b)(c)(e)	66,667	100,000
Sword Diagnostics, Series B *(b)(c)	1,264,108	—
		1,815,923

Total Preferred Stocks (Cost $4,235,075)		1,815,923

WARRANTS - 0.0%

Health Care Providers & Services - 0.0%
HealthSouth Corp. (strike price $41.40/share, expires 1/17/17), Preferred Warrants *	1,071	750

See notes to Schedule of Investments

Venture Capital - 0.0%
Graduation Alliance, Inc., Preferred Warrants (strike price $0.16/share, expires 8/20/18) *(b)(c)	625,721	3,942

Total Warrants (Cost $—)		4,692

	ADJUSTED BASIS ($)	VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.6%
Accion Frontier Inclusion Fund LP *(b)(c)	243,911	176,866
Adobe Capital Social Mezzanine LP *(b)(c)	344,002	264,693
Africa Renewable Energy Fund LP *(b)(c)	456,637	386,833
Arborview Capital Partners LP *(b)(c)	772,757	575,418
Blackstone Clean Technology Partners LP *(b)(c)	446,830	75,474
China Environment Fund 2004 LP *(b)(c)	—	63,104
China Environment Fund III LP *(b)(c)	688,450	563,202
Coastal Ventures III LP *(b)(c)	279,242	254,451
Core Innovations Capital I LP *(b)(c)	902,775	1,283,183
Cross Culture Ventures I, LP Ltd. *(b)(c)	191,212	176,821
DBL Equity Fund - BAEF Il LP *(b)(c)	898,465	915,560
DBL Partners III LP *(b)(c)	299,869	281,855
First Analysis Private Equity Fund V LP *(b)(c)	767,314	1,001,282
Ignia Fund I LP *(b)(c)	1,001,436	499,540
Impact Ventures II LP *(b)(c)	777,984	299,909
LeapFrog Financial Inclusion Fund LP *(b)(c)	463,913	742,392
New Markets Education Partners LP *(b)(c)	687,817	732,606
New Markets Venture Partners II LP *(b)(c)	24,673	318,197
Owl Ventures LP *(b)(c)	325,000	338,210
Renewable Energy Asia Fund LP *(b)(c)	1,747,526	1,896,977
SEAF India International Growth Fund LP *(b)(c)	213,732	29,954
SJF Ventures II LP, Preferred *(b)(c)	—	563,892
SJF Ventures III LP *(b)(c)	460,048	699,677
Westly Capital Partners Fund II *(b)(c)	800,933	689,200

Total Venture Capital Limited Partnership Interest (Cost $12,794,526)		12,829,296

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%
New Day Farms, Inc., Participation Interest Note, 9.00%, 9/1/12 (b)(c)(e)(f)	6,225	—
One Earth Group Ltd., Convertible Note, 5.00%, 10/31/20 (b)(c)	100,000	33,333
One Earth Group Ltd., Convertible Note II, 5.00%, 10/31/20 (b)(c)	200,000	66,667

See notes to Schedule of Investments

Orteq Bioengineering Ltd., Note, 0.00%, 7/31/17 (b)(c)(g)	131,225	—
SEAF Global SME Facility:
9.00%, 6/30/17 (b)(c)	1,500,000	1,570,991
9.00%, 12/31/17 (b)(c)	450,000	459,965
9.00%, 3/31/18 (b)(c)(g)	1,000,000	—
9.00%, 3/31/18 (b)(c)(g)	400,000	—
9.00%, 3/31/18 (b)(c)	650,000	700,203

Total Venture Capital Debt Obligations (Cost $4,176,459)		2,831,159

HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Social Investment Foundation Notes, 1.50%, 12/16/19 (b)(c)	10,833,877	10,024,045
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(c)(h)	1,445,000	1,286,050
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (b)(c)(h)	1,855,000	1,743,700

Total High Social Impact Investments (Cost $14,133,877)		13,053,795

TIME DEPOSIT - 2.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.293%, 1/3/17	51,220,298	51,220,298

Total Time Deposit (Cost $51,220,298)		51,220,298

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	568,089	568,089

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $568,089)		568,089

TOTAL INVESTMENTS (Cost $1,600,243,650) - 100.3%		2,070,212,238
Other assets and liabilities, net - (0.3%)		(6,104,186)
NET ASSETS - 100.0%		2,064,108,052

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $540,316 as of December 31, 2016.
(b) This security was valued under the direction of the Board of Trustees. Total market value of fair valued securities amounts to $32,556,314, which represents 1.6% of the net assets of the Fund as of December 31, 2016.

(c) Total market value of restricted securities amounts to $32,556,314, which represents 1.6% of the net assets of the Fund as of December 31, 2016.
(d) 160,000 shares of Apple, Inc. held by the Equity Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(e) Affiliated company.
(f) Security is in default for both principal and interest.
(g) This security is not accruing interest.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2016.

Abbreviations:
ADR:	American Depositary Receipts
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
20/20 Gene Systems, Inc.	8/1/08-8/27/13	166,890
Accion Frontier Inclusion Fund LP	11/12/15-9/29/16	243,911
Adobe Capital Social Mezzanine LP	2/8/13-11/9/16	344,002
Africa Renewable Energy Fund LP	4/17/14-11/14/16	456,637
Arborview Capital Partners LP	11/13/12-12/9/16	772,757
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	446,830
Bridges Ventures US	6/8/16-12/19/16	333,952
Calvert Social Investment Foundation Notes, 1.50%, 12/16/19	12/15/16	10,833,877
China Environment Fund 2004 LP	9/15/05-4/1/09	—
China Environment Fund III LP	1/24/08-4/19/13	688,450
Coastal Ventures III LP	7/30/12-5/11/16	279,242
Core Innovations Capital I LP	1/6/11-12/30/16	902,775
Cross Culture Ventures I, LP Ltd.	2/24/16-12/9/16	191,212
DBL Equity Fund - BAEF Il LP	3/30/11-8/2/16	898,465
DBL Partners III LP	1/16/15-10/25/16	299,869
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
EXCENT Corp.	9/1/16	—
First Analysis Private Equity Fund V LP	6/7/13-11/16/16	767,314
Graduation Alliance, Inc.	5/17/16	390
Graduation Alliance, Inc., Series C, Preferred	3/27/13-8/20/13	500,000
Graduation Alliance, Inc., Series D, Convertible Preferred	4/29/15-5/17/16	228,617
Graduation Alliance, Inc., Preferred Warrants (strike price $0.16/share, expires 8/20/18)	9/13/13	—
GroSolar, Contingent Deferred Distribution	12/22/16	2,017,822
Ignia Fund I LP	1/28/10-12/9/16	1,001,436
Immunology Partners, Inc., Series C-1, Preferred	11/30/06	305,942
Impact Ventures II LP	9/8/10-3/18/16	777,984
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	1,445,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	1,855,000
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,010
LeapFrog Financial Inclusion Fund LP	1/20/10-1/14/16	463,913
Napo Pharmaceuticals, Inc.	2/21/07-9/23/09	419,720
New Day Farms, Inc., Series B, Preferred	3/12/09	500,000
New Day Farms, Inc., Participation Interest Note, 9.00%, 9/1/12	12/31/15	6,225
New Markets Education Partners LP	9/27/11-5/11/16	687,817
New Markets Venture Partners II LP	7/21/08-5/3/16	24,673
One Earth Group Ltd., Convertible Note, 5.00%, 10/31/20	12/21/12	100,000
One Earth Group Ltd., Convertible Note II, 5.00%, 10/31/20	11/7/15-5/15/13	200,000

See notes to Schedule of Investments

Orteq Bioengineering Ltd., Series A, Preferred	7/19/07	998,102
Orteq Bioengineering Ltd., Note, 0.00%, 7/31/17	7/17/13-7/22/13	201,621
Owl Ventures LP	7/10/14-10/25/16	325,000
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
PresenceLearning, Inc., Series A-2, Preferred	5/2/12	134,942
PresenceLearning, Inc., Series B, Preferred	4/4/13	285,000
Renewable Energy Asia Fund LP	9/29/10-5/22/15	1,747,526
SEAF Global SME Facility, 9.00%, 12/31/17	3/29/11	450,000
SEAF Global SME Facility, 9.00%, 6/30/17	6/28/13	1,500,000
SEAF Global SME Facility, 9.00%, 3/31/18	11/6/15	1,000,000
SEAF Global SME Facility, 9.00%, 3/31/18	9/29/16	68,613
SEAF Global SME Facility, 9.00%, 3/31/18	7/11/11	650,000
SEAF India International Growth Fund LP	3/22/05-5/24/10	213,732
Shangri La Farms, Series A, Preferred	2/1/13	200,000
SJF Ventures II LP, Preferred	2/14/06-11/20/12	—
SJF Ventures III LP	2/6/12-8/16/16	460,048
Sword Diagnostics, Series B, Preferred	12/26/06-11/9/10	432,472
Village Laundry Services, Inc.	7/22/09	500,000
Westly Capital Partners Fund II	12/27/11-12/14/16	800,933

See notes to Schedule of Investments

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (a) - 99.7%
Equity Mutual Funds – 39.5%
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	356,727	9,100,110
Calvert Responsible Index Series, Inc.:
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	1,015,128	19,510,753
Calvert U.S. Large Cap Growth Responsible Index Fund, Class I	275,969	5,635,278
Calvert U.S. Large Cap Value Responsible Index Fund, Class I	513,994	10,917,237
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	167,104	6,007,401
Calvert Emerging Markets Equity Fund, Class I	219,878	2,673,723
Calvert International Equity Fund, Class I	471,286	7,375,632
Calvert International Opportunities Fund, Class I	263,598	3,708,827
		64,928,961

Fixed-Income Mutual Funds – 60.2%
Calvert Fund:
Calvert High Yield Bond Fund, Class I	184,577	4,955,890
Calvert Ultra-Short Income Fund, Class I	1,716,784	26,781,827
Calvert Impact Fund, Inc.:
Calvert Green Bond Fund, Class I	77	1,154
Calvert Management Series:
Calvert Unconstrained Bond Fund, Class I	1,456,238	21,901,814
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	2,852,353	45,209,799
		98,850,484

Total Mutual Funds (Cost $161,720,471)		163,779,445

TOTAL INVESTMENTS (Cost $161,720,471) - 99.7%		163,779,445
Other assets and liabilities, net - 0.3%		570,981
NET ASSETS - 100.0%		164,350,426

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
E-Mini MSCI EAFE Index	(6)	3/17	($502,680)	$3,107
E-Mini MSCI Emerging Market Index	(25)	3/17	(1,073,625)	24,569
E-Mini Russell 2000 Index	(72)	3/17	(4,884,840)	106,617
E-Mini S&P 500 Index	(60)	3/17	(6,708,600)	54,941
Total Short				$189,234

NOTES TO SCHEDULE OF INVESTMENTS
(a) Affiliated company.

See notes to Schedule of Investments

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (a) - 99.8%
Equity Mutual Funds – 72.0%
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	938,797	23,948,713
Calvert Responsible Index Series, Inc.:
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	2,601,811	50,006,803
Calvert U.S. Large Cap Growth Responsible Index Fund, Class I	861,703	17,595,974
Calvert U.S. Large Cap Value Responsible Index Fund, Class I	1,596,797	33,915,978
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	336,776	12,107,110
Calvert Emerging Markets Equity Fund, Class I	676,508	8,226,340
Calvert International Equity Fund, Class I	1,253,294	19,614,047
Calvert International Opportunities Fund, Class I	869,058	12,227,645
		177,642,610

Fixed-Income Mutual Funds – 27.8%
Calvert Fund:
Calvert High Yield Bond Fund, Class I	203,799	5,472,009
Calvert Ultra-Short Income Fund, Class I	946	14,760
Calvert Impact Fund, Inc.:
Calvert Green Bond Fund, Class I	67	1,010
Calvert Management Series:
Calvert Unconstrained Bond Fund, Class I	1,483,179	22,307,015
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	2,568,268	40,707,051
		68,501,845

Total Mutual Funds (Cost $238,669,435)		246,144,455

TOTAL INVESTMENTS (Cost $238,669,435) - 99.8%		246,144,455
Other assets and liabilities, net - 0.2%		563,408
NET ASSETS - 100.0%		246,707,863

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini MSCI EAFE Index	27	3/17	$2,262,060	($14,235)
Short:
E-Mini MSCI Emerging Market Index	(29)	3/17	($1,245,405)	$28,501
E-Mini Russell 2000 Index	(164)	3/17	(11,126,580)	242,850
E-Mini S&P 500 Index	(37)	3/17	(4,136,970)	33,880
Total Short				$305,231

NOTES TO SCHEDULE OF INVESTMENTS
(a) Affiliated company.

See notes to Schedule of Investments

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (a) - 99.9%
Equity Mutual Funds – 94.2%
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	521,563	13,305,084
Calvert Responsible Index Series, Inc.:
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	1,673,992	32,174,123
Calvert U.S. Large Cap Growth Responsible Index Fund, Class I	571,757	11,675,277
Calvert U.S. Large Cap Value Responsible Index Fund, Class I	1,069,498	22,716,128
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	198,574	7,138,733
Calvert Emerging Markets Equity Fund, Class I	436,116	5,303,166
Calvert International Equity Fund, Class I	841,142	13,163,872
Calvert International Opportunities Fund, Class I	722,508	10,165,685
		115,642,068

Fixed-Income Mutual Funds – 5.7%
Calvert Management Series:
Calvert Unconstrained Bond Fund, Class I	185,209	2,785,543
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	267,534	4,240,416
		7,025,959

Total Mutual Funds (Cost $118,560,487)		122,668,027

TOTAL INVESTMENTS (Cost $118,560,487) - 99.9%		122,668,027
Other assets and liabilities, net - 0.1%		144,754
NET ASSETS - 100.0%		122,812,781

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini MSCI EAFE Index	3	3/17	$251,340	($1,582)
Short:
E-Mini Russell 2000 Index	(68)	3/17	($4,613,460)	$100,694

NOTES TO SCHEDULE OF INVESTMENTS
(a) Affiliated company.

See notes to Schedule of Investments

NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Social Investment Fund (the “Trust”) was organized as a Massachusetts business trust on December 14, 1981, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust operates six (6) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the portfolio holdings for the six (6) funds listed below (each, a “Fund” and collectively, the “Funds”):

•	Calvert Balanced Portfolio (“Balanced”);

•	Calvert Bond Portfolio (“Bond”);

•	Calvert Equity Portfolio (“Equity”);

•	Calvert Conservative Allocation Fund (“Conservative Allocation”);

•	Calvert Moderate Allocation Fund (“Moderate Allocation”); and

•	Calvert Aggressive Allocation Fund (“Aggressive Allocation”).

All Funds of the Trust are diversified. Conservative Allocation, Moderate Allocation, and Aggressive Allocation invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). The operations of each series of the Corporation, including the Funds, are accounted for separately. The Funds apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (“the Board”) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Funds to the Funds' investment advisor (“Advisor”) and has provided these Procedures to govern the Advisor in its valuation duties.
The Advisor has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Funds' investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Funds' investments by major category are as follows:

Common and preferred stocks, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The Funds have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value these securities each business day. The third party fair value pricing service takes into account many factors, including, but not limited to, movements in U.S. securities markets and changes in futures contracts and foreign exchange rates that have occurred after the close of the principal foreign market, to determine a fair value as of the close of the New York Stock Exchange. Such securities are categorized as Level 2 in the hierarchy.

Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (“LP”) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information, as a practical expedient. In the absence of a reported LP unit value, fair value may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner. In some cases adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

Debt securities, other than Venture capital debt securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, municipal obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.

Warrants are valued at their official closing price as reported by an independent pricing source on the exchange on which they are traded and categorized as Level 1 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at December 31, 2016, if any, are identified on the Schedule of Investments.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Funds may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following tables summarize the market value of each of the Funds' holdings as of December 31, 2016, based on the inputs used to value them:

BALANCED
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$416,182,791	$—	$—	$416,182,791
Common Stocks - Venture Capital	—	—	1,344,443	1,344,443
Preferred Stocks - Venture Capital	—	—	741,031	741,031
Venture Capital Limited Partnership Interest	—	—	1,134,466	1,134,466
Venture Capital Debt Obligations	—	—	36,592	36,592
Asset-Backed Securities	—	49,194,507	—	49,194,507
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	7,566,531	—	7,566,531
Commercial Mortgage-Backed Securities	—	16,079,245	—	16,079,245
Corporate Bonds	—	107,797,588	—	107,797,588
Floating Rate Loans	—	2,656,771	10,212	2,666,983
High Social Impact Investments	—	3,947,733	825,410	4,773,143
Municipal Obligations	—	5,503,440	—	5,503,440
Sovereign Government Bonds	—	936,169	—	936,169
U.S. Government Agencies and Instrumentalities	—	897,938	—	897,938
U.S. Government Agency Mortgage-Backed Securities	—	1,266,771	—	1,266,771
U.S. Treasury Obligations	—	42,563,131	—	42,563,131
Commercial Paper	—	1,141,768	—	1,141,768
Time Deposit	—	19,354,767	—	19,354,767
Short Term Investment of Cash Collateral For Securities Loaned	24,314,187	—	—	24,314,187

TOTAL	$440,496,978	$258,906,359	$4,092,154^	$703,495,491

Futures Contracts***	$43,037	$—	$—	$43,037

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments. Venture Capital is not included in this category.
*** The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represent 0.6% of net assets.

There were no transfers between levels during the period ended December 31, 2016.

BOND
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$163,828,521	$—	$163,828,521
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	26,676,149	—	26,676,149
Commercial Mortgage-Backed Securities	—	54,342,615	—	54,342,615
Corporate Bonds	—	401,559,456	—	401,559,456
Floating Rate Loans	—	7,327,720	12,764	7,340,484
High Social Impact Investments	—	4,707,110	1,029,240	5,736,350
Municipal Obligations	—	26,601,769	—	26,601,769
Sovereign Government Bonds	—	3,454,313	—	3,454,313
U.S. Government Agencies and Instrumentalities	—	2,843,471	—	2,843,471
U.S. Government Agency Mortgage-Backed Securities	—	5,846,638	—	5,846,638
U.S. Treasury Obligations	—	142,296,405	—	142,296,405
Commercial Paper	—	4,423,734	—	4,423,734
Time Deposit	—	11,248,447	—	11,248,447
Short Term Investment of Cash Collateral For Securities Loaned	110,767,419	—	—	110,767,419

TOTAL	$110,767,419	$855,156,348	$1,042,004^	$966,965,771

* For a complete listing of investments, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.1% of net assets.

There were no transfers between levels during the period ended December 31, 2016.

EQUITY
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$1,985,866,787	$—	$83,616	$1,985,950,403
Common Stocks - Venture Capital	—	—	1,938,583	1,938,583
Preferred Stocks - Venture Capital	—	—	1,815,923	1,815,923
Warrants	750	—	—	750
Warrants - Venture Capital	—	—	3,942	3,942
Venture Capital Limited Partnership Interest	—	—	12,829,296	12,829,296
Venture Capital Debt Obligations	—	—	2,831,159	2,831,159
High Social Impact Investments	—	10,024,045	3,029,750	13,053,795
Time Deposit	—	51,220,298	—	51,220,298
Short Term Investment of Cash Collateral For Securities Loaned	568,089	—	—	568,089

TOTAL	$1,986,435,626	$61,244,343	$22,532,269^	$2,070,212,238

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments. Venture Capital is not included in this category.
^ Level 3 securities represent 1.1% of net assets.

There were no transfers between levels during the period ended December 31, 2016.
The following is a reconciliation of Level 3 assets for which significant unobservable input were used to determine fair value:

	COMMON STOCKS	VENTURE CAPITAL	HIGH SOCIAL IMPACT INVESTMENTS	TOTAL
Balance as of 9/30/16	$83,616	$19,781,765	$3,029,750	$22,895,131
Accrued discounts/premiums	—	58,087	—	58,087
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	—	(122,412)	—	(122,412)
Purchases	—	4,728,220	—	4,728,220
Sales	—	(5,026,757)	—	(5,026,757)
Transfers in and/or out of Level 3[1]	—	—	—	—
Balance as of 12/31/16	$83,616	$19,418,903	$3,029,750	$22,532,269
1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

CONSERVATIVE ALLOCATION
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual Funds	$163,779,445	$—	$—	$163,779,445

TOTAL	$163,779,445	$—	$—	$163,779,445

Futures Contracts**	$189,234	$—	$—	$189,234

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between levels during the period ended December 31, 2016.

MODERATE ALLOCATION
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual Funds	$246,144,455	$—	$—	$246,144,455

TOTAL	$246,144,455	$—	$—	$246,144,455

Futures Contracts**	$290,996	$—	$—	$290,996

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between levels during the period ended December 31, 2016.

AGGRESSIVE ALLOCATION
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual Funds	$122,668,027	$—	$—	$122,668,027

TOTAL	$122,668,027	$—	$—	$122,668,027

Futures Contracts**	$99,112	$—	$—	$99,112

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between levels during the period ended December 31, 2016.
Loan Participations and Assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures Contracts: The Funds may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge, as a substitute for direct investment in a particular asset class to facilitate rebalancing of a Fund, or to provide market exposure to a Fund’s uncommitted cash balances. The Funds may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations and market index futures contracts. The Funds are subject to interest rate risk and market risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of interest rates and the value of securities. The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.

During the period, Balanced and Bond used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the portfolios. Balanced also used futures contracts as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio and implement tactical asset allocation decisions. Conservative Allocation, Moderate Allocation, and Aggressive Allocation used market index futures contracts as a substitute for direct investment in a particular asset class to facilitate rebalancing and implement tactical asset allocations. The Funds’ futures contracts at period end are presented in the Schedules of Investments.

	Average Number of Contracts *
	Long	Short
Balanced	-	(104)
Bond	-	(75)
Conservative Allocation	-	(139)
Moderate Allocation	27	(175)
Aggressive Allocation	3	(45)
* Averages are based on activity levels during the period ended December 31, 2016.
Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

The Funds may invest in Community Investment Notes issued by the Calvert Social Investment Foundation, which is a 501(c)(3) non-profit organization. The Funds have received an exemptive order from the Securities and Exchange Commission permitting the Funds to make investments in these notes under certain conditions.

Security Transactions: Security transactions are accounted for on trade date.

NOTE B —TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2016.

	BALANCED	BOND	EQUITY
Unrealized appreciation	$52,382,283	$8,545,522	$506,908,698
Unrealized (depreciation)	(18,088,960)	(10,985,407)	(40,049,215)
Net unrealized appreciation (depreciation)	$34,293,323	($2,439,885)	$466,859,483

Federal income tax cost of investments	$669,202,168	$969,405,656	$1,603,352,755

	CONSERVATIVE ALLOCATION	MODERATE ALLOCATION	AGGRESSIVE ALLOCATION
Unrealized appreciation	$2,975,092	$4,807,611	$1,897,395
Unrealized (depreciation)	(1,457,856)	(1,222,313)	(1,148,061)
Net unrealized appreciation (depreciation)	$1,517,236	$3,585,298	$749,334

Federal income tax cost of investments	$162,262,209	$242,559,157	$121,918,693

NOTE C — SECURITIES LENDING
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered to be illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent on the basis of agreed upon contractual terms.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.

The total value of securities on loan as of December 31, 2016 was as follows:

Balanced	$23,938,242
Bond	$109,028,827
Equity	$540,316

NOTE D — AFFILIATED COMPANIES
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares. Affiliated companies of Aggressive Allocation as of December 31, 2016 are as follows:

Name of Affiliated Company	Market Value 9/30/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 12/31/16	Dividend Income	Capital Gain Distributions
Calvert Bond Portfolio, Class I	$4,473,343	$92,958	($182,198)	$2,622	($146,309)	$4,240,416	$37,670	$4,060
Calvert Capital Accumulation Fund, Class I	6,960,240	138,354	(273,297)	80,886	232,550	7,138,733	61,512	—
Calvert Emerging Markets Equity Fund, Class I	5,818,953	108,469	(227,748)	(10,649)	(385,859)	5,303,166	44,433	—
Calvert International Equity Fund, Class I	13,943,755	596,664	(637,693)	125,168	(864,022)	13,163,872	417,365	—
Calvert International Opportunities Fund, Class I	10,629,912	255,087	(364,396)	13,674	(368,592)	10,165,685	152,631	—
Calvert Small Cap Fund, Class I	12,176,221	282,005	(364,395)	134,776	1,076,477	13,305,084	8,312	171,237
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	31,856,109	1,491,182	(1,093,187)	(26,893)	(53,088)	32,174,123	509,472	674,342
Calvert U.S. Large Cap Growth Responsible Index Fund, Class I	12,058,980	259,165	(455,495)	27,817	(215,190)	11,675,277	131,095	—
Calvert U.S. Large Cap Value Responsible Index Fund, Class I	21,706,634	751,699	(865,440)	87,550	1,035,685	22,716,128	508,365	—
Calvert Unconstrained Bond Fund, Class I	2,822,880	72,134	(91,099)	1,912	(20,284)	2,785,543	46,521	—
Calvert Bond Portfolio, Class I	$4,473,343	$92,958	($182,198)	$2,622	($146,309)	$4,240,416	$37,670	$4,060
TOTALS	$122,447,027	$4,047,717	($4,554,948)	$436,863	$291,368	$122,668,027	$1,917,376	$849,639

Affiliated companies of Balanced as of December 31, 2016 are as follows:

Name of Affiliated Company	Market Value 9/30/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 12/31/16	Dividend Income	Capital Gain Distributions
GEEMF Partners LP	$63,070	$—	$—	$—	$32,693	$95,763	$—	$—
TOTALS	$63,070	$—	$—	$—	$32,693	$95,763	$—	$—
Affiliated companies of Conservative Allocation as of December 31, 2016 are as follows:

Name of Affiliated Company	Market Value 9/30/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 12/31/16	Dividend Income	Capital Gain Distributions
Calvert Bond Portfolio, Class I	$45,494,909	$2,999,422	($1,767,776)	$16,773	($1,533,529)	$45,209,799	$397,036	$43,254
Calvert Capital Accumulation Fund, Class I	5,839,218	146,161	(243,056)	14,377	250,701	6,007,401	51,625	—
Calvert Emerging Markets Equity Fund, Class I	2,899,337	53,857	(81,017)	297	(198,751)	2,673,723	22,346	—
Calvert Green Bond Fund, Class I	989,228	1,187	(983,826)	28,002	(33,437)	1,154	1,182	6
Calvert High Yield Bond Fund, Class I	6,899,470	295,939	(2,225,776)	135,582	(149,325)	4,955,890	75,357	—
Calvert International Equity Fund, Class I	7,803,819	390,573	(405,093)	58,285	(471,952)	7,375,632	233,015	—
Calvert International Opportunities Fund, Class I	3,932,561	150,028	(243,056)	9,116	(139,822)	3,708,827	55,493	—
Calvert Small Cap Fund, Class I	8,296,189	217,225	(243,056)	(6,494)	836,246	9,100,110	5,674	117,015
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	19,283,834	1,000,538	(729,167)	105,238	(149,690)	19,510,753	308,196	408,736
Calvert U.S. Large Cap Growth Responsible Index Fund, Class I	5,859,922	189,114	(324,075)	20,736	(110,419)	5,635,278	63,067	—
Calvert U.S. Large Cap Value Responsible Index Fund, Class I	10,427,158	432,769	(486,111)	51,869	491,552	10,917,237	243,698	—
Calvert Ultra Short Income Fund, Class I	27,771,154	792,373	(1,782,409)	11,389	(10,680)	26,781,827	99,114	—
Calvert Unconstrained Bond Fund, Class I	21,663,105	1,274,697	(891,204)	18,545	(163,329)	21,901,814	364,127	—
TOTALS	$167,159,904	$7,943,883	($10,405,622)	$463,715	($1,382,435)	$163,779,445	$1,919,930	$569,011
Affiliated companies of Equity as of December 31, 2016 are as follows:

Name of Affiliated Company	Market Value 9/30/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 12/31/16	Dividend Income	Capital Gain Distributions
New Day Farms, Inc., Participation Interest Note	$—	$—	$—	$—	$—	$—	$—	$—
New Day Farms, Inc., Series B, Preferred	—	—	—	—	—	—	—	—
Shangri La Farms, Series A, Preferred	100,000	—	—	—	—	100,000	—	—
TOTALS	$100,000	$—	$—	$—	$—	$100,000	$—	$—
Affiliated companies of Moderate Allocation as of December 31, 2016 are as follows:

Name of Affiliated Company	Market Value 9/30/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 12/31/16	Dividend Income	Capital Gain Distributions
Calvert Bond Portfolio, Class I	$40,647,295	$2,662,620	($1,243,402)	($36,537)	($1,322,925)	$40,707,051	$357,410	$39,045
Calvert Capital Accumulation Fund, Class I	11,823,494	255,733	(506,380)	97,962	436,301	12,107,110	104,427	—
Calvert Emerging Markets Equity Fund, Class I	8,981,518	159,744	(303,827)	(12,441)	(598,654)	8,226,340	68,961	—
Calvert Green Bond Fund, Class I	946,670	1,039	(941,649)	24,667	(29,717)	1,010	1,035	5
Calvert High Yield Bond Fund, Class I	7,513,595	203,772	(2,231,125)	119,039	(133,272)	5,472,009	82,728	—
Calvert International Equity Fund, Class I	20,800,286	925,191	(1,012,758)	212,111	(1,310,783)	19,614,047	622,578	—
Calvert International Opportunities Fund, Class I	12,897,867	365,430	(607,655)	35,647	(463,644)	12,227,645	183,862	—
Calvert Small Cap Fund, Class I	21,870,608	505,119	(607,655)	204,512	1,976,129	23,948,713	14,967	308,585
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	49,491,256	2,357,237	(1,721,688)	132,249	(252,251)	50,006,803	792,409	1,050,388
Calvert U.S. Large Cap Growth Responsible Index Fund, Class I	18,246,053	439,892	(810,206)	52,949	(332,714)	17,595,974	197,803	—
Calvert U.S. Large Cap Value Responsible Index Fund, Class I	32,466,296	1,183,585	(1,417,862)	149,030	1,534,929	33,915,978	759,928	—
Calvert Ultra Short Income Fund, Class I	198,918	91,118	(275,356)	269	(189)	14,760	335	—
Calvert Unconstrained Bond Fund, Class I	22,042,988	1,222,190	(810,206)	16,457	(164,414)	22,307,015	371,427	—
TOTALS	$247,926,844	$10,372,670	($12,489,769)	$995,914	($661,204)	$246,144,455	$3,557,870	$1,398,023

NOTE E - CHANGE IN INVESTMENT ADVISOR
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment advisor to the Funds following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Funds and CRM.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 22, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    February 22, 2017